Selected Statements of Operations Data (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of statements of operation
		Year ended December 31,
		2018	2017	2016
a.	Financial expenses, net:

	Income:
	Interest on short-term bank deposits	57	8	1
	Interest on long-term loans to affiliate	51	51	56
	Foreign currency transaction adjustments	-	205	-
	Other	39	47	37
		147	311	94
	Expenses:
	Bank charges and interest expenses	1,043	1,223	985
	Foreign currency transaction adjustments	103	-	64
	Interest on long-term loans to others	89	92	70
	Other	45	-	21
		1,280	1,315	1,140

	Financial expenses, net	1,133	1,004	1,046